Note 14 - Legal Matters	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Legal Matters and Contingencies [Text Block]
Note
14.
Legal Matters

In the ordinary course of conducting its business, Avalon becomes involved in lawsuits, administrative proceedings and governmental investigations, including those related to environmental matters. Some of these proceedings may
result in fines, penalties or judgments being assessed against Avalon which, from time to time, may
have an impact on its business and financial condition. Although the outcome of such lawsuits or other proceedings cannot be predicted with certainty, Avalon does not
believe that any uninsured ultimate liabilities, fines or penalties resulting from such pending proceedings, individually or in the aggregate, would have a material adverse effect on its liquidity, financial position or results of operations (See Note
18
).

In
August 2018,
Avalon filed a complaint in the United States District Court for the Southern District of New York against Guy Gentile and MintBroker International, Ltd (collectively “MintBroker”). The complaint seeks to recover from MintBroker all short-swing trading profits realized through its purchases and subsequent sales of the Avalon Class A Common Stock during the six
month period ending on or about
August 1, 2018,
in accordance with Section
16
(b) of the Securities Exchange Act of
1934,
as amended, based on MintBroker’s Schedule
13
(d), Form
3
and Form
4
filings made with the Securities and Exchange Commission. To date, a court date has not
been scheduled.